Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,	December 31,
	2019	2018
Machinery equipment	$2,689,763	$3,257,452
Electronic equipment	29,132	66,632
Office equipment	236,008	237,264
Vehicles	40,947	75,114
Buildings	5,917,815	6,234,238
Leasehold Improvement	307,786	289,186
Total property, plant and equipment	9,221,451	10,159,886
Less: accumulated depreciation	(1,852,348)	(1,749,361)
Less: impairment loss	(813,344)	-
Translation adjustments	6,910	-
Property, plant and equipment, net	$6,562,669	$8,410,525